Quarterly Holdings Report
for
Fidelity® Capital Appreciation Fund
January 31, 2023
CAF-NPRT1-0423
1.813030.118
Common Stocks - 99.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.5%
Entertainment - 4.6%
Liberty Media Corp. Liberty Formula One Series C (a)	167,200	11,838
Netflix, Inc. (a)	58,500	20,701
Universal Music Group NV	4,410,821	112,751
Warner Music Group Corp. Class A	2,724,800	99,319
		244,609
Interactive Media & Services - 2.9%
Alphabet, Inc.:
Class A (a)	510,040	50,412
Class C (a)	860,220	85,910
Bumble, Inc. (a)	529,600	13,637
Epic Games, Inc. (a)(b)(c)	4,584	3,877
		153,836
Media - 0.0%
Innovid Corp. (a)(b)	337,444	759
TOTAL COMMUNICATION SERVICES		399,204
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.1%
Mobileye Global, Inc. (d)	46,600	1,799
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	274,900	30,544
Booking Holdings, Inc. (a)	3,500	8,519
Chipotle Mexican Grill, Inc. (a)	8,600	14,159
Flutter Entertainment PLC (a)	312,400	48,335
		101,557
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (a)	903,360	93,164
MercadoLibre, Inc. (a)	25,900	30,606
Uber Technologies, Inc. (a)	3,427,300	106,006
		229,776
Multiline Retail - 0.3%
Dollarama, Inc.	291,500	17,432
Specialty Retail - 3.3%
Five Below, Inc. (a)	231,900	45,714
RH (a)	22,200	6,926
TJX Companies, Inc.	1,453,500	118,984
Victoria's Secret & Co. (a)	122,200	5,151
		176,775
Textiles, Apparel & Luxury Goods - 1.9%
LVMH Moet Hennessy Louis Vuitton SE	52,104	45,486
LVMH Moet Hennessy Louis Vuitton SE	23,738	20,732
Samsonite International SA (a)(e)	11,419,200	34,018
		100,236
TOTAL CONSUMER DISCRETIONARY		627,575
CONSUMER STAPLES - 5.1%
Beverages - 4.7%
Boston Beer Co., Inc. Class A (a)	62,983	24,476
Constellation Brands, Inc. Class A (sub. vtg.)	149,700	34,659
Keurig Dr. Pepper, Inc.	827,100	29,180
Monster Beverage Corp. (a)	600,438	62,494
The Coca-Cola Co.	1,626,700	99,749
		250,558
Household Products - 0.4%
Energizer Holdings, Inc.	563,200	20,895
TOTAL CONSUMER STAPLES		271,453
ENERGY - 5.0%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	1,600,500	50,800
Cactus, Inc.	142,000	7,684
Championx Corp.	539,600	17,818
Helmerich & Payne, Inc. (d)	143,500	6,951
		83,253
Oil, Gas & Consumable Fuels - 3.4%
Canadian Natural Resources Ltd.	790,300	48,556
Cheniere Energy, Inc.	539,700	82,461
Denbury, Inc. (a)	190,400	16,523
New Fortress Energy, Inc.	333,700	12,944
Ovintiv, Inc.	95,100	4,682
Range Resources Corp.	663,400	16,598
		181,764
TOTAL ENERGY		265,017
FINANCIALS - 13.1%
Banks - 6.0%
Bank of America Corp.	3,296,800	116,970
East West Bancorp, Inc.	762	60
JPMorgan Chase & Co.	1,041,100	145,712
M&T Bank Corp.	260,726	40,673
Signature Bank	95,800	12,353
Western Alliance Bancorp.	36,600	2,759
		318,527
Capital Markets - 3.2%
CME Group, Inc.	582,538	102,911
Morgan Stanley	659,700	64,209
		167,120
Insurance - 3.8%
American Financial Group, Inc.	256,900	36,631
Arthur J. Gallagher & Co.	421,641	82,524
BRP Group, Inc. (a)	438,000	12,549
Marsh & McLennan Companies, Inc.	391,600	68,495
		200,199
Thrifts & Mortgage Finance - 0.1%
Rocket Companies, Inc. (d)	611,200	5,751
TOTAL FINANCIALS		691,597
HEALTH CARE - 18.1%
Biotechnology - 6.7%
2seventy bio, Inc. (a)	66,000	898
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,379,600	372
rights (a)(c)	1,379,600	124
Alnylam Pharmaceuticals, Inc. (a)	147,000	33,281
Applied Therapeutics, Inc. (a)	92,111	102
Arcellx, Inc.	48,600	1,624
Beam Therapeutics, Inc. (a)(d)	61,100	2,655
Biogen, Inc. (a)	54,200	15,767
Cytokinetics, Inc. (a)	159,800	6,788
EQRx, Inc. (a)	334,595	820
Erasca, Inc. (a)	139,673	559
Evelo Biosciences, Inc. (a)(d)	379,400	395
Galapagos NV sponsored ADR (a)	354,700	15,667
Gamida Cell Ltd. (a)(d)	1,811,763	2,899
Genmab A/S (a)	25,300	9,915
Gilead Sciences, Inc.	366,700	30,781
Hookipa Pharma, Inc. (a)	916,200	916
Immunocore Holdings PLC ADR (a)	130,900	8,020
Legend Biotech Corp. ADR (a)	106,400	5,373
Prelude Therapeutics, Inc. (a)	24,000	153
Regeneron Pharmaceuticals, Inc. (a)	87,022	66,004
Seagen, Inc. (a)	269,300	37,562
Seres Therapeutics, Inc. (a)	330,500	1,808
Synlogic, Inc. (a)	951,200	809
Vertex Pharmaceuticals, Inc. (a)	316,500	102,261
Vor Biopharma, Inc. (a)	610,405	3,217
XOMA Corp. (a)(d)	296,000	6,006
		354,776
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	1,341,200	62,031
Insulet Corp. (a)	6,400	1,839
Penumbra, Inc. (a)	74,461	18,646
Stryker Corp.	107,300	27,234
		109,750
Health Care Providers & Services - 4.4%
Guardant Health, Inc. (a)	354,788	11,151
HealthEquity, Inc. (a)	879,200	53,499
Option Care Health, Inc. (a)	583,100	16,834
UnitedHealth Group, Inc.	299,892	149,703
		231,187
Health Care Technology - 0.3%
Certara, Inc. (a)	564,300	10,947
Doximity, Inc. (a)	98,200	3,464
Simulations Plus, Inc. (d)	75,200	3,094
		17,505
Life Sciences Tools & Services - 3.6%
Bio-Techne Corp.	191,200	15,231
Bruker Corp.	472,048	33,100
Charles River Laboratories International, Inc. (a)	62,500	15,203
Codexis, Inc. (a)	380,840	2,342
Danaher Corp.	181,739	48,048
Nanostring Technologies, Inc. (a)	39,503	418
Thermo Fisher Scientific, Inc.	137,800	78,591
		192,933
Pharmaceuticals - 1.0%
Aclaris Therapeutics, Inc. (a)	218,000	3,684
AstraZeneca PLC sponsored ADR	584,900	38,235
Revance Therapeutics, Inc. (a)	371,300	12,877
		54,796
TOTAL HEALTH CARE		960,947
INDUSTRIALS - 12.6%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	57,400	11,218
Spirit AeroSystems Holdings, Inc. Class A (d)	884,200	31,964
The Boeing Co. (a)	385,700	82,154
		125,336
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	214,432	19,413
Electrical Equipment - 1.6%
AMETEK, Inc.	157,100	22,767
Bloom Energy Corp. Class A (a)(d)	123,200	3,071
Hubbell, Inc. Class B	68,200	15,612
Rockwell Automation, Inc.	151,500	42,728
		84,178
Industrial Conglomerates - 1.3%
General Electric Co.	850,600	68,456
Machinery - 3.6%
Chart Industries, Inc. (a)	58,900	7,891
Ingersoll Rand, Inc.	1,763,545	98,759
PACCAR, Inc.	152,900	16,713
Parker Hannifin Corp.	100,000	32,600
Westinghouse Air Brake Tech Co.	353,300	36,676
		192,639
Professional Services - 1.8%
ASGN, Inc. (a)	125,500	11,414
KBR, Inc.	1,570,200	80,441
Kforce, Inc.	38,161	2,142
		93,997
Road & Rail - 0.4%
Old Dominion Freight Lines, Inc.	67,200	22,394
Trading Companies & Distributors - 1.2%
Ferguson PLC	441,800	61,875
TOTAL INDUSTRIALS		668,288
INFORMATION TECHNOLOGY - 23.8%
IT Services - 4.1%
Block, Inc. Class A (a)	332,600	27,180
Cloudflare, Inc. (a)	182,000	9,630
MasterCard, Inc. Class A	407,600	151,057
MongoDB, Inc. Class A (a)	120,719	25,859
Snowflake, Inc. (a)	23,900	3,739
		217,465
Semiconductors & Semiconductor Equipment - 6.0%
Aixtron AG	594,500	17,606
Allegro MicroSystems LLC (a)	227,600	8,687
Analog Devices, Inc.	245,800	42,147
ASML Holding NV	44,299	29,275
BE Semiconductor Industries NV	96,000	6,813
Enphase Energy, Inc. (a)	118,595	26,255
Monolithic Power Systems, Inc.	20,300	8,659
NVIDIA Corp.	346,036	67,605
NXP Semiconductors NV	16,500	3,041
Qualcomm, Inc.	205,947	27,434
SiTime Corp. (a)	188,100	21,675
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	350,600	32,511
Universal Display Corp.	189,428	25,105
		316,813
Software - 11.8%
Adobe, Inc. (a)	202,524	75,003
Confluent, Inc. (a)(d)	594,200	13,726
HashiCorp, Inc. (a)(d)	404,900	13,030
Intuit, Inc.	92,400	39,055
Manhattan Associates, Inc. (a)	181,448	23,654
Microsoft Corp.	1,245,510	308,643
Oracle Corp.	1,194,400	105,657
Synopsys, Inc. (a)	123,100	43,547
Volue A/S (a)	1,407,500	4,280
		626,595
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	708,508	102,231
TOTAL INFORMATION TECHNOLOGY		1,263,104
MATERIALS - 1.9%
Chemicals - 1.4%
Albemarle Corp.	700	197
Aspen Aerogels, Inc. (a)	519,300	5,453
CF Industries Holdings, Inc.	228,500	19,354
Sherwin-Williams Co.	215,035	50,875
		75,879
Metals & Mining - 0.5%
Lynas Rare Earths Ltd. (a)	1,785,311	11,951
MP Materials Corp. (a)(d)	385,500	12,533
		24,484
TOTAL MATERIALS		100,363
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (a)(b)	673,925	478
WeWork, Inc. (a)(d)	2,795,500	4,445
		4,923
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	551,700	17,390
Brookfield Renewable Partners LP	114,500	3,338
		20,728
TOTAL COMMON STOCKS (Cost $4,169,686)		5,273,199

Convertible Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	153,900	562
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	513,013	2,309
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	110,923	5,240
Series C3 (a)(b)(c)	138,654	6,550
Series C4 (a)(b)(c)	37,518	1,772
Series C5 (a)(b)(c)	75,216	3,553
		17,115
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,563)		19,986

Money Market Funds - 1.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (f)	10,429,363	10,431
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	45,575,080	45,580
TOTAL MONEY MARKET FUNDS (Cost $56,011)		56,011

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,241,260)	5,349,196
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(45,952)
NET ASSETS - 100.0%	5,303,244

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,100,000 or 0.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,018,000 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAPP, Inc. Series C	4/30/21	3,384

Doma Holdings, Inc.	3/02/21	6,739

ElevateBio LLC Series C	3/09/21	646

Epic Games, Inc.	3/29/21	4,057

Illuminated Holdings, Inc. Series C2	7/07/20	2,773

Illuminated Holdings, Inc. Series C3	7/07/20	4,160

Illuminated Holdings, Inc. Series C4	1/08/21	1,351

Illuminated Holdings, Inc. Series C5	6/16/21	3,249

Innovid Corp.	6/24/21	3,374

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	62,129	230,708	282,406	162	-	-	10,431	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	76,251	156,093	186,764	103	-	-	45,580	0.1%
Total	138,380	386,801	469,170	265	-	-	56,011

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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